INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change In Investments [Roll Forward]
Balance at beginning of period	€ 49,087	€ 42,927
Proportionate share of net profit for the year ended	6,137	6,175
Proportionate share of remeasurement of defined benefit plans and other movements	(24)
Balance at end of period	€ 55,200	€ 49,087